                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Quarter Ended: 9/30/01
                                       -------

Check here if Amendment: [X]; Amendment Number: ____

This Amendment (Check only one): [_] is a restatement.
                                 [X] adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:     Greenville Capital Management, Inc.
Address:  100 S. Rockland Falls Road
          P.O. Box 220
          Rockland, DE 19732

Form 13F File Number: 28-3476
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elizabeth Kirker
Title:    Office Manager
Phone:    302-429-9799

Signature, Place, and Date of Signing:

Elizabeth Kirker               Rockland, DE                    11/1/01
----------------            --------------------         ------------------
  [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number              Name

     28-___________________________    ____________________________________
        [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                        ------------

Form 13F Information Table Entry Total:      64
                                        ------------

Form 13F Information Table Value Total: $183,376,550
                                        ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings] and list entries.]

     No.        Form 13F File Number           Name

     _____      28-______________________      ________________________
     [Repeat as necessary.]

                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                        QUARTER ENDED SEPTEMBER 30, 2001

---------------------------------------------------------------------------------------------------------------
COMMON STOCK                           CLASS           CUSIP             VALUE       QUANTITY       DISCRETION
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
APW, Inc.                              Common        G04397108             11,286       2,700           X
---------------------------------------------------------------------------------------------------------------
Aeroflex                               Common        007768104          2,155,527     195,957           X
---------------------------------------------------------------------------------------------------------------
Artesyn Technologies, Inc.             Common        043127109             26,928       4,950           X
---------------------------------------------------------------------------------------------------------------
Atmel Inc.                             Common         49513104          2,396,751     358,795           X
---------------------------------------------------------------------------------------------------------------
Avocent Corporation                    Common        053893103             65,472       4,400           X
---------------------------------------------------------------------------------------------------------------
Bell Microproducts                     Common        078137106             31,529       4,100           X
---------------------------------------------------------------------------------------------------------------
Benchmark Electronics                  Common        08160H101          2,092,506     126,665           X
---------------------------------------------------------------------------------------------------------------
Buca Inc.                              Common        117769109             49,649       4,425           X
---------------------------------------------------------------------------------------------------------------
Carbo Ceramics, Inc.                   Common        140781105          2,517,099      90,870           X
---------------------------------------------------------------------------------------------------------------
Career Education Corp.                 Common        141665109          8,824,750     160,450           X
---------------------------------------------------------------------------------------------------------------
Caremark RX, Inc.                      Common        141705103          6,961,732      417370           X
---------------------------------------------------------------------------------------------------------------
Chicos                                 Common        168615102          1,762,718       74850           X
---------------------------------------------------------------------------------------------------------------
Christopher & Banks                    Common        171046105            591,662       19650           X
---------------------------------------------------------------------------------------------------------------
Concord Camera                         Common        206156101             61,539      14,050           X
---------------------------------------------------------------------------------------------------------------
Convergys Corp.                        Common        212485106          3,623,040     130,560           X
---------------------------------------------------------------------------------------------------------------
Cost Plus, Inc.                        Common        221485105            151,011       8,225           X
---------------------------------------------------------------------------------------------------------------
Doral Financial                        Common        25811p100          6,773,510     174,575           X
---------------------------------------------------------------------------------------------------------------
EMS Technology                         Common        26873n108          3,674,267     265,290           X
---------------------------------------------------------------------------------------------------------------
ESS Technology, Inc.                   Common        269151106          5,011,275     490,340           X
---------------------------------------------------------------------------------------------------------------
FEI Company                            Common        30241L109          1,473,345      67,740           X
---------------------------------------------------------------------------------------------------------------
FMC Corp New                           Common        302491303              4,899         100           X
---------------------------------------------------------------------------------------------------------------
Flextronics International              Common        Y2573F102          2,041,152     123,407           X
---------------------------------------------------------------------------------------------------------------
Gentner Communications Corp.           Common        37245j105          1,988,066     109,475           X
---------------------------------------------------------------------------------------------------------------
Haemonetics Corp.                      Common        405024100          4,481,303     129,480           X
---------------------------------------------------------------------------------------------------------------
Hal Kinion & Associates                Common        406069104             31,040       6,400           X
---------------------------------------------------------------------------------------------------------------
Hydril Company                         Common        448774109          3,551,802     254,975           X
---------------------------------------------------------------------------------------------------------------
ICT Group, Inc.                        Common        44929Y101          1,700,620     184,850           X
---------------------------------------------------------------------------------------------------------------
Impath                                 Common        45255G101          5,129,912     148,650           X
---------------------------------------------------------------------------------------------------------------
Insight Enterprises                    Common        45765u103          3,223,581     227,976           X
---------------------------------------------------------------------------------------------------------------
JDA Software                           Common        46612K108          5,668,596     431,400           X
---------------------------------------------------------------------------------------------------------------
Jabil Circuit                          Common        466313103          1,476,052      82,461           X
---------------------------------------------------------------------------------------------------------------
Kenneth Cole Productions               Common        193294105          1,844,901     145,842           X
---------------------------------------------------------------------------------------------------------------
MSC Software Technology, Inc.          Common         55351104          4,937,709     306,690           X
---------------------------------------------------------------------------------------------------------------
Measurement Specialties, Inc.          Common        583421102          1,892,699     191,375           X
---------------------------------------------------------------------------------------------------------------
Merit Medical Systems                  Common        589889104          2,727,412     143,548           X
---------------------------------------------------------------------------------------------------------------
Mercury Computer                       Common        589378108          4,828,930     128,600           X
---------------------------------------------------------------------------------------------------------------
Metasolve                              Common        591393103             31,800       5,300           X
---------------------------------------------------------------------------------------------------------------
Mettler Toledo International Inc.      Common        592688105          4,360,689     103,481           X
---------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.              Common        595017104          3,100,733     115,699           X
---------------------------------------------------------------------------------------------------------------
Microsemi                              Common        595137100          6,189,480     237,600           X
---------------------------------------------------------------------------------------------------------------
Mobile Mini                            Common        60740F105          7,792,673     300,180           X
---------------------------------------------------------------------------------------------------------------
Monolithic System Technologies Inc.    Common        609842109          2,117,243     242,525           X
---------------------------------------------------------------------------------------------------------------
Network Associates                     Common        640938106            104,409       8,100           X
---------------------------------------------------------------------------------------------------------------
OSCA, Inc.                             Common        687836106          6,826,433     440,415           X
---------------------------------------------------------------------------------------------------------------
Option Care                            Common        683948103          7,121,127     458,245           X
---------------------------------------------------------------------------------------------------------------
Orasure Technologies                   Common        68554v108          5,745,894     560,575           X
---------------------------------------------------------------------------------------------------------------
Performance Technologies               Common        71376k102          1,905,191     231,775           X
---------------------------------------------------------------------------------------------------------------
Planar Systems, Inc.                   Common        726900103          2,279,267     113,340           X
---------------------------------------------------------------------------------------------------------------
Plato Learning, Inc.                   Common        727644100          4,357,874     180,525           X
---------------------------------------------------------------------------------------------------------------
Plexus Corp.                           Common        729132100          1,603,322      67,995           X
---------------------------------------------------------------------------------------------------------------
Pride International, Inc.              Common        741932407          2,444,000     235,000           X
---------------------------------------------------------------------------------------------------------------
Priority Healthcare                    Common        74264T102          6,740,760     280,865           X
---------------------------------------------------------------------------------------------------------------
QRS Corp.                              Common        74726X105          2,352,546     280,065           X
---------------------------------------------------------------------------------------------------------------
Retalix                                Common        m8215w109          3,160,742     247,126           X
---------------------------------------------------------------------------------------------------------------
SPX Corp.                              Common        784635104          4,569,448      55,120           X
---------------------------------------------------------------------------------------------------------------
Skywest, Inc.                          Common        830879102          3,233,648     193,400           X
---------------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co.              Common        84855W109          2,445,819      69,130           X
---------------------------------------------------------------------------------------------------------------
Symmetricom                            Common        871543104             70,720      13,000           X
---------------------------------------------------------------------------------------------------------------
Syncor International Corp.             Common        87157J106          4,421,983     138,925           X
---------------------------------------------------------------------------------------------------------------
The Children's Place                   Common        168905107          4,324,268     241,175           X
---------------------------------------------------------------------------------------------------------------
Transwitch Corp.                       Common        894065101             10,465       3,420           X
---------------------------------------------------------------------------------------------------------------
USINTERNETWORKING                      Common        917311805                 61         225           X
---------------------------------------------------------------------------------------------------------------
UTStarcom Inc.                         Common        918076100          2,044,656     125,825           X
---------------------------------------------------------------------------------------------------------------
Vialta, Inc.                           Common        92554D108            237,035     578,134           X
---------------------------------------------------------------------------------------------------------------
                                     64                               183,376,550
---------------------------------------------------------------------------------------------------------------